Financial instruments and risk management	12 Months Ended
Dec. 31, 2024
Disclosure Of Fair Value Of Financial Assets And Financial Liabilities And Risk Management [Abstract]
Financial instruments and risk management	36. Financial instruments and risk management

Accounting policy
On initial recognition, a financial asset is classified as measured at either amortised cost, fair value through other comprehensive income, or fair value through profit or loss.
The Group initially recognises debt instruments issued and trade and other receivables, on the date these are originated. All other financial assets and financial liabilities are recognised initially when the Group becomes a party to the contractual provisions of the instrument.
The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding. This assessment is performed at an instrument level. Financial assets that are debt instruments with cash flows that are not
SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets that are debt instruments refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
The Group recognises an allowance for expected credit losses (ECLs) on all debt instruments not held at fair value through profit or loss to the extent applicable. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate.
ECLs are recognised in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
For trade and other receivables due in less than 12 months, the Group applies the simplified approach in calculating ECLs, as permitted by IFRS 9. The Group considers customers with balances 60 days past due an appropriate indicator of default. These balances are investigated to establish the probability that the funds will be received. The Group Legal Department determines whether to proceed with a collection process through external attorneys and where considered appropriate, a collection process is initiated to secure payment. Following this process, trade and other receivables are written off when there is no reasonable expectation of recovering the contractual cash flows. Impairment losses are recognised through profit or loss.
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of the ownership of the financial asset are transferred. The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expired.
Any interest in such transferred financial asset that is created or retained by the Group is recognised as a separate asset or liability. The particular recognition and measurement methods adopted are disclosed in the individual policy statements associated with each item.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognised in profit or loss.

36.1 Accounting classifications and measurement of fair values
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
•Level 1: unadjusted quoted prices in active markets for identical asset or liabilities
•Level 2: inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly
(derived from prices)
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs)
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
•Other receivables and other payables
Due to the methods applied in calculating the carrying values as described in note 22, the carrying values approximate fair value, except for the Marikana dividend obligation and the Keliber dividend obligation (see note 22). The fair value at 31 December 2023 of the contingent consideration relating to the Kroondal acquisition was derived from discounted cash flow models. The models used several key assumptions, including estimates of future production volumes, PGM basket prices, operating costs, capital expenditure and market related discount rate (see note 22). The extent of the fair value changes would depend on how inputs change in relation to each other. The fair value of the metals borrowing liability was calculated based on spot prices of the relevant metals owed to the financial institution.
•Trade and other receivables/payables, and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity and/or the method applied in calculating the carrying value of these instruments for financial instruments measured at amortised cost. The fair value for trade receivables measured at fair value through profit or loss (PGM concentrate sales and zinc provisional price sales) are determined based on ruling market prices, volatilities and interest rates.
•Environmental rehabilitation obligation funds
Environmental rehabilitation obligation funds comprise a fixed income portfolio of bonds, rehabilitation policies, investment in a cell captive as well as fixed and notice deposits. The environmental rehabilitation obligation funds, not measured at amortised cost, are stated at fair value based on the nature of the fund’s investments. For investments measured at fair value classified as level 2, the fair value is determined through valuation techniques that include inputs other than quoted prices in level 1 that are observable for the asset, either directly or indirectly. The valuation techniques applied make reference to the net asset value of the underlying assets in the relevant policy or cell captive, adjusted for any entity-specific risk. These underlying assets comprise predominantly money-market and similar highly liquid investments for which the carrying values approximate fair value.
Based on the observability of the inputs used in valuing the investments relating to the Group's environmental rehabilitation obligation funds, management identified in the current year that classification as level 2  is more appropriate, since investments held do not have unadjusted quoted prices. Of these investments, R2,365 million and R2,023 million at 31 December 2023 and 31 December 2022, respectively, previously classified as level 1 are now classified as level 2. In addition, the table below previously included investments categorised as level 1 of R2,715 million and R2,505 million at 31 December 2023 and 31 December 2022, respectively, which are measured at amortised cost and have carrying values approximating fair values. These investments have now been excluded since fair value hierarchy disclosure is not required for investments measured at amortised cost.
•Other investments
The fair values of listed investments are based on the quoted prices available from the relevant stock exchanges. The carrying amounts of other short-term investment products with short maturity dates approximate fair value. The fair values of non-listed investments are determined through valuation techniques that include inputs that are not based on observable market data. These inputs include price/book ratios as well as marketability and minority shareholding discounts which are impacted by the size of the shareholding. The level 3 balance consists primarily of an investment in Verkor, which is valued based on a share subscription price determined by market participants at acquisition and since Verkor is a pre-revenue operation still in development, the subscription price is considered a reasonable approximation of fair value. An expert valuation was performed in the current year to confirm the reasonability of the fair value. The difference between other investments in the statement of financial position and note 20, relates to investments measured at amortised cost, with carrying amounts that approximate fair value.
Based on the observability of the inputs used in valuing other investments, management identified in the current year that classification as level 2 is more appropriate for certain investments amounting to R411 million and R345 million at 31 December 2023 and 31
December 2022, respectively, since some investments held do not have unadjusted quoted prices, although reference is made to observable inputs in the valuations. These investments were previously classified as level 1.
•Borrowings
The carrying value of variable interest rate borrowings approximates fair value as the interest rates charged are considered marked related. However, since there are also fixed interest rate borrowings, fair values are disclosed in note 28.
•Derivative financial instruments
The fair value of derivative financial instruments is estimated based on ruling market prices, volatilities and interest rates, and option pricing methodologies based on observable quoted inputs. All derivatives are carried on the statement of financial position at fair value. The fair value of the gold and palladium hedge is determined using a Monte Carlo simulation model based on market forward prices, volatilities and interest rates. The fair value of the zinc hedge is determined by using a Monte Carlo simulation model based on historical zinc market spot and forward prices, volatilities and interest rates and the relevant foreign exchange forward curve data
The following table sets out the Group’s significant financial instruments measured at fair value by level within the fair value hierarchy:

Figures in million - SA rand	2024			2023 (restated)			2022 (restated)
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental rehabilitation obligation funds	—	3,750	—	—	3,212	—	—	2,801	—
Trade receivables — PGM concentrate sales	—	965	—	—	3,407	—	—	3,564	—
Trade receivables — Zinc provisional price sales	—	356	—	—	108	—	—	—	—
Other investments	1,517	504	1,151	1,241	411	1,233	1,975	345	855
Palladium hedge contract	—	—	—	—	—	—	—	50	—
Financial liabilities measured at fair value
Derivative financial instrument	—	—	—	—	3,810	—	—	—	—
Gold hedge contracts	—	282	—	—	140	—	—	—	—
Zinc hedge contracts	—	208	—	—	33	—	—	—	—
Metals borrowing liability	855	—	—	—	—	—	—	—	—
Contingent consideration	—	—	—	—	—	1,570	—	—	—
The table below summarises the movement in financial assets and financial liabilities classified as level 3 in the table above:

Figures in million - SA rand	2024	2023	2022
Financial assets measured at fair value
Balance at beginning of the year	1,233	855	224
Fair value movement recognised in profit or loss	(113)	108	152
Fair value movement recognised in other comprehensive income	31	(59)	(8)
Additions	—	323	483
Foreign currency translation	—	6	4
Balance at end of the year	1,151	1,233	855

Financial liabilities measured at fair value
Balance at beginning of the year	1,570	—	—
Initial recognition	—	1,433	—
Fair value movement recognised in profit or loss	(396)	137	—
Payment made	(1,174)	—	—
Balance at end of the year	—	1,570	—
36.2 Risk management activities
Controlling and managing risk in the Group
In the normal course of its operations, the Group is exposed to market risks, including commodity price, foreign currency, interest rate, liquidity and credit risk associated with underlying assets, liabilities and anticipated transactions. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate the control and monitoring of these risks.
Sibanye-Stillwater has policies in areas such as counterparty exposure, hedging practices and prudential limits, which are approved by
Sibanye-Stillwater’s Board of Directors (the Board) on an annual basis, or more frequent if changes are required. Management of financial risk is centralised at Sibanye-Stillwater's treasury department (Treasury). Treasury manages financial risk in accordance with the policies and procedures established by the Board and the Audit Committee.
The Board has approved dealing limits for money market, foreign exchange and commodity transactions, which Treasury is required to adhere to. Among other restrictions, these limits describe which instruments may be traded and demarcate open position limits for each category as well as indicating counterparty credit-related limits. The dealing exposure and limits are checked and controlled each day and any breaches of these limits and exposures are reported to the CFO.
The objective of Treasury is to manage all significant financial risks arising from the Group’s business activities in order to protect profit and cash flows. Treasury activities of Sibanye-Stillwater and its subsidiaries are guided by the Treasury Policy, the Treasury Framework as well as domestic and international financial market regulations. Treasury activities are currently performed within the Treasury Framework with appropriate resolutions from the Board, which are reviewed and approved annually by the Audit Committee.
The financial risk management objectives of the Group are defined as follows:
•Counterparty exposure: the objective is to only deal with a limited number of approved counterparts that are of a sound financial standing and who have an official credit rating. The Group is limited to a maximum investment of 2.5% of the financial institutions’
equity, which is dependent on the institutions’ credit rating. Credit ratings from reputable credit rating agencies are used for financial institutions.
•Liquidity risk management: the objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient management of cash and usage of credit facilities.
•Funding risk management: the objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.
•Currency risk management: the objective is to maximise the Group’s profits by minimising currency fluctuations.
•Commodity price risk management: commodity risk management takes place within limits and with counterparts as approved in the
Treasury Framework.
•Interest rate risk management: the objective is to identify opportunities to prudently manage interest rate exposures.
•Investment risk management: the objective is to achieve optimal returns on surplus funds at acceptable risk.
Credit risk
Credit risk represents risk that an entity will suffer a financial loss due to the other party of a financial instrument not discharging its obligations.
The Group manages its exposure to credit risk by dealing with a limited number of approved counterparties. The Group approves these counterparties according to its risk management policy and ensures that they are of good credit quality.
The carrying value of the financial assets represents the combined maximum credit risk exposure of the Group. Concentration of credit risk on cash and cash equivalents and non-current assets is considered minimal due to the above mentioned investment risk management and counterparty exposure risk management policies (see notes 21, 22, 24 and 25).
The credit risk exposure on the Group’s financial assets is further expressed through the credit ratings of the Group's counterparties (source
– Fitch ratings, S&P Global and Global Credit Ratings):
•Cash and cash equivalents: the Group's cash and cash equivalents are held with a small number of financial institutions and banks which are rated between B and AA+ (long term issuer default ratings). The high credit ratings support a low probability of default and indicates that the Group's exposure to credit risk is minimal
•Environmental rehabilitation funds: these funds are invested with financial institutions and banks that are rated between B and AA+
(long term issuer default ratings) and therefore do not expose the Group to material credit risk
•Trade receivables: the Group's trade and other receivables consist largely of gold, PGM, chrome, silver, cobalt, nickel and zinc metals sales. The Group's exposure to credit risk on these sales is limited due to payment terms of the agreements as well as dealings with a small number of reputable customers. External credit ratings on these customers range between BBB- and AA-, therefore exposure to credit risk is minimal. The risk of default on other receivables is low due to the Group's approval process followed when entering into these transactions.
There has been no significant increase in credit risk on the Group's financial assets since initial recognition.
Liquidity risk
In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximise returns whilst ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.
Uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal and contingency funding requirements (see note 22.2, 28.9 and 33).
The following are contractually due, undiscounted cash flows resulting from maturities of financial liabilities including interest payments:

Figures in million – SA rand	Total	Within one year	Between one and two years	Between two and three years	Between three and five years	After five years
31 December 2024
Other payables	6,758	1,644	94	175	245	4,600
Trade and other payables	10,374	10,374	—	—	—	—
Borrowings
- Capital
R6.5 billion RCF	3,000	—	—	3,000	—	—
US$ Convertible Bond	9,380	—	—	—	9,380	—
2026 and 2029 Notes	22,512	—	12,663	—	9,849	—
Burnstone Debt	146	—	—	—	—	146
Keliber loan facilities	5,858	—	—	422	2,314	3,122
Other borrowings	438	331	12	13	28	54
Franco-Nevada liability	4	4	—	—	—	—
- Interest	17,407	1,930	1,880	1,317	1,680	10,600
Total	75,877	14,283	14,649	4,927	23,496	18,522
31 December 2023
Other payables	12,757	2,203	188	277	477	9,612
Trade and other payables	11,678	11,678	—	—	—	—
Borrowings
- Capital
R5.5 billion RCF	4,000	4,000	—	—	—	—
US$ Convertible Bond	9,285	9,285	—	—	—	—
2026 and 2029 Notes	22,284	—	—	12,535	—	9,749
Burnstone Debt	145	—	—	—	145	—
Other borrowings	40	11	5	5	10	9
Franco-Nevada liability	3	3	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	17,328	1,339	941	876	1,049	13,123
Total	77,524	28,523	1,134	13,693	1,681	32,493
31 December 2022
Other payables	11,201	4,050	201	467	986	5,497
Trade and other payables	10,893	10,893	—	—	—	—
Borrowings
- Capital
2026 and 2029 Notes	20,436	—	—	—	11,495	8,941
Burnstone Debt	132	—	25	107	—	—
Other borrowings	41	9	7	4	8	13
Franco-Nevada liability	2	2	—	—	—	—
Stillwater Convertible Debentures	4	4	—	—	—	—
- Interest	13,412	862	865	868	1,344	9,473
Total	56,121	15,820	1,098	1,446	13,833	23,924
Working capital and going concern assessment
For the year ended 31 December 2024, the Group incurred a loss of R5,710 million (2023: loss of R37,430 million and 2022: profit of
R18,980 million). As at 31 December 2024, the Group’s current assets exceeded its current liabilities by R27,554 million (2023: R25,415 million and 2022: R40,545 million) and the Group’s total assets exceeded its total liabilities by R48,289 million (2023: R51,607 million and 2022:
R91,004 million). During the year ended 31 December 2024 the Group generated net cash from operating activities of R10,113 million (2023:
R7,095 million and 2022: R15,543 million).
The Group has committed undrawn debt facilities of R26,743 million at 31 December 2024 (2023: R20,755 million and 2022: R16,403 million)
and cash balances of R16,049 million (2023: R25,560 million and 2022: R26,076 million). The Group concluded the financing of the Keliber project on 20 August 2024 and the refinancing of its R5.5 billion RCF on 16 August 2024. The R5.5 billion RCF was upsized to a R6 billion facility with a R1 billion accordion, of which R0.5 billion was executed in December 2024. This R6.5 billion RCF matures in August 2027 with two optional one-year extensions. During August 2024 and December 2024 respectively, the Group entered into two prepay transactions where the Group received a R1.8 billion prepayment from a financial institution in exchange for delivering gold in equal monthly deliveries and the
Group received R905 million (US$50 million) in exchange for delivering chrome concentrate (see note 32). The Group’s leverage ratio (net debt/(cash) to adjusted EBITDA) as at 31 December 2024 was 1.79:1 (2023 was 0.58:1 and 2022 was (0.14):1) and its interest coverage ratio
(adjusted EBITDA to net finance charges/(income)) was 11:1 (2023 was 66:1 and 2022 was 93:1). Both considerably better than the uplifted maximum permitted leverage ratio of at most 3.5:1 and minimum required interest coverage ratio of 3.0:1, calculated on a quarterly basis, required under the US$1 billion RCF, the R6.5 billion RCF and the Keliber Facility. The maximum permitted leverage ratio up to 30 June 2025 is
3.5:1, up to 31 December 2025 3.0:1 and thereafter 2.5:1. The maximum required interest coverage ratio up to 30 June 2025 is 3.0:1, up to 31
December 2025 3.5:1 and 4.0:1 thereafter. At the date of approving these consolidated financial statements for issue, the US$1 billion RCF is undrawn and R3 billion of the R6.5 billion RCF was undrawn. On 28 February 2025 the Group also completed the US$500 million streaming agreement with Franco-Nevada (Barbados) Corporation, a wholly-owned subsidiary of Franco-Nevada Corporation (Franco-Nevada) in exchange for the sale of gold and platinum streams with reference to the Marikana, Kroondal, and Rustenburg operations.
Notwithstanding the exceptionally strong liquidity position, severe unforeseen events could negatively impact the production outlook and deteriorate the Group’s forecasted liquidity position and may require the Group to further increase operational flexibility by adjusting mine plans and reducing capital expenditure. The Group may also consider options to further increase funding flexibility through streaming facilities and  prepayment facilities. If other options are not deemed preferable or achievable by the Board, the Group may consider an equity capital raise. During past adversity, management has successfully implemented similar actions.
Management believes that the cash forecasted to be generated by operations, cash on hand, the committed unutilised debt facilities as well as additional funding opportunities will enable the Group to continue to meet its obligations as they fall due for a period of at least eighteen months after the reporting date. The consolidated financial statements for the year ended 31 December 2024 have therefore been prepared on a going concern basis.
Market risk
The Group is exposed to market risks, including foreign currency, commodity price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. The Group is also exposed to changes in share prices in respect of listed investments (see note 20).
Following periodic evaluation of these exposures, the Group may enter into derivative financial instruments to manage some of these exposures.
The effects of reasonable possible changes of relevant risk variables on profit or loss or shareholders’ equity are determined by relating the reasonable possible change in the risk variable to the balance of financial instruments at period end date.
The amounts generated from the sensitivity analyses are forward-looking estimates of market risks assuming certain adverse or favourable market conditions occur. Actual results in the future may differ materially from those projected results and therefore should not be considered a projection of likely future events and gains/losses.
Foreign currency risk
Sibanye-Stillwater’s operations are located in South Africa, US, Zimbabwe, Finland, France, Mexico, India and Australia. The Group's
revenues are sensitive to changes in the US dollar gold and PGM price and the SA rand/US dollar and to a lesser extent Euro/US dollar and
AUD/US dollar exchange rates (the exchange rates). Depreciation of the SA rand against the US dollar results in Sibanye-Stillwater’s revenues and operating margin increasing. Conversely, should the rand appreciate against the US dollar, revenues and operating margins would decrease. The impact on profitability of any change in the exchange rate can be substantial. Furthermore, the exchange rates obtained when converting US dollars to rand are set by foreign exchange markets over which Sibanye-Stillwater has no control.
The relationship between currencies and commodities, which includes the gold price, is complex and changes in exchange rates can influence commodity prices and vice versa.
In the ordinary course of business, the Group enters into transactions, such as gold, PGM and other metal sales, denominated in foreign currencies, primarily US dollar. Although this exposes the Group to transaction and translation exposure from fluctuations in foreign currency exchange rates, the Group does not generally hedge this exposure. However, hedging could be considered for significant expenditures based in foreign currency or those items which have long lead times to produce or deliver. Also, the Group on occasion undertakes currency hedging to take advantage of favourable short-term fluctuations in exchange rates when management believes exchange rates are at unsustainably high levels.
Currency risk also exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. This includes but is not limited to US$1 billion RCF, to the extent drawn (see note 28.1), Burnstone Debt (see note 28.6)
and the Franco-Nevada liability.
For additional disclosures, see notes 3 and 28.
Foreign currency economic hedging exposure
During 2024, 2023 and 2022 a number of intra month (i.e. up to 21 days) forward exchange rate contracts were executed to hedge a known currency inflow.
At 31 December 2024, the Group had no material outstanding foreign currency contract positions.
Commodity price risk
The market price of commodities has a significant effect on the results of operations of the Group and the ability of the Group to pay dividends and undertake capital expenditures. The gold and PGM basket prices, nickel, zinc and copper prices have historically fluctuated widely and are affected by numerous industry factors over which the Group does not have any control (see note 24). The aggregate effect of these factors on the gold and PGM basket prices, nickel, zinc and copper prices, all of which are beyond the control of the
Group, is difficult for the Group to predict.
Commodity price hedging policy
As a general rule, the Group does not enter into forward sales, derivatives or other hedging arrangements to establish a price in advance for future gold, PGM, nickel and zinc production. Commodity hedging are considered under the following circumstances: to protect cash flows at times of significant capital expenditure, financing projects or to safeguard the viability of higher cost operations.
To the extent that it enters into commodity hedging arrangements, the Group seeks to use different counterparty banks consisting of local and international banks to spread risk. None of the counterparties is affiliated with, or related to parties of the Group.
Commodity price hedging exposure
At 31 December 2024, Sibanye-Stillwater had the following commodity price hedges outstanding:
•gold for a total of 168,000oz gold at a floor price of R45,000/oz and capped price of R58,500/oz, which commenced in December 2024 and matures in December 2025
•gold for a total of 168,000oz gold at a floor price of R45,000/oz and capped price of R54,400/oz, which commenced in January 2025 and matures in December 2025
•zinc for a total of 3,960t zinc at a floor price of A$4,300/t and a cap price of A$4,830/t, which commenced in July 2024 and matures in
December 2025
•zinc for a total of 20,040t zinc at a floor price of A$4,100/t and a cap price of A$4,340/t, which commenced in July 2024 and matures in
December 2025
•zinc for a total of 6,000t zinc at a floor price of A$4,150/t and a cap price of A$4,500/t, which commenced and matured in January
2025
•zinc for a total of 12,000t zinc at a floor price of A$4,200/t and a cap price of A$4,780/t, which commenced in January 2025 and matures in December 2025
Commodity price contract position
As of 31 December 2024, Sibanye-Stillwater had no outstanding commodity forward sale contracts for mined production other than the gold and chrome prepays (see note 32).
Interest rate risk
The Group’s income and operating cash flows are impacted by changes in market interest rates. The Group’s interest rate risk arises from long-term borrowings.
For additional disclosures, see note 28.9.